Net Working Capital and Capital Structure - Additional information (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Jul. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Percentage of Domestic Airline Market	13.00%
Number of daily flights during the Covid-19 pandemic period	70
Percentage of Demand Reduce	11.00%
Number of daily flights in the pre-Covid-19 pandemic period	1,000
Capture costs for private offering of senior debt securities			R$ 187,658
Percentage of Reduction in General Salary Expenses	65.00%
Reduction in Working hours of Pilots And Flight Attendants for Specified Period	18 months
Percentage of Reduction in Lessor Agreement of Cash Flow	77.00%
Borrowings	R$ 9,698,912			R$ 7,232,699	R$ 8,145,730
Convertible instruments
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 1,745,900	$ 323,195
Maturity term	5 years
Borrowing Interest Rate Description	interest of 7.5% p.a. in the first year and 6.0% p.a. from the second year onwards, with semi-annual settlements.